Financial Instruments and Risk Management - Non Derivative Financial Instruments (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Non Derivative Financial Instruments
Carrying value of partnership liability		$ 427	$ 436
Fixed term debt
Non Derivative Financial Instruments
Long-term debt		9,840	14,278
Fair value of long-term debt		$ 9,400	$ 17,400
Fort McKay First Nation and the Mikisew Cree First Nation Partnership | East Tank Farm Development
Non Derivative Financial Instruments
Percentage of partnership ownership interest acquired	49